9. Lease Liabilities: Schedule of Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Lease liabilities	$ 31,107	$ 61,028	$ 0
Additions to right-of-use assets	0	63,360
Lease payments	(35,828)	(2,986)	0
Accretion expense	5,907	654	$ 0
Lease liabilities - current portion	31,107	29,921
Lease liabilities	$ 0	$ 31,107